Accruals and other liabilities	12 Months Ended
Dec. 31, 2017
Accruals and other liabilities
Accruals and other liabilities	21 Accruals and other liabilities
	2017	2016
	£m	£m
Notes in circulation	2,186	2,028
Current tax	227	336
Accruals	1,074	1,311
Deferred income	469	483
Other liabilities	2,436	2,833

	6,392	6,991